CONTINGENCIES (Details) CAD in Millions, $ in Millions, € in Billions									1 Months Ended	12 Months Ended
	Dec. 14, 2016 CAD	Feb. 26, 2016 USD ($) plaintiff	Dec. 15, 2015 USD ($)	Jun. 16, 2015 EUR (€)	Aug. 29, 2014 USD ($)	Jul. 22, 2014 USD ($)	Jan. 14, 2014 USD ($)	Oct. 20, 2008 USD ($) claim	Jan. 31, 2016 action	Dec. 31, 2016 USD ($) loan trust action Class	Sep. 07, 2016 trust	Nov. 24, 2015 trust	Sep. 08, 2015 trust	Nov. 24, 2014 trust	Jun. 18, 2014 trust	Aug. 20, 2013 USD ($)	Feb. 08, 2012 USD ($)	Dec. 31, 2007 USD ($)
Contingencies
Possible unaccrued loss										$ 3,000
Mortgage-backed securities trustee actions
Contingencies
Loss Contingency, Number of Mortgage-Backed Securities Trusts Company Served as Trustee | trust															48
Number of MBS trusts dismissed from claims | trust													24
Number of MBS trusts | trust													27	27
Number of MBS trusts allowed to proceed with claim | trust											3		3
Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims
Contingencies
Number of actions filed | action										6
Loss Contingency, Private-label Securitizations, Number | trust										4
Number of claims dismissed | action									3
Number of claims pending | action										3
Number of loans | loan										2,900
Lehman Brothers Bankruptcy
Contingencies
Proofs of claims																	$ 2,600
Bankruptcy claims clearing obligations amount to avoid from setoff related to terminated derivative contracts																	2,000
Bankruptcy claim clearing obligations amount to avoid from setoff																	$ 500
Tribune Company bankruptcy
Contingencies
Business acquisition price LBO																		$ 11,000
Financing of Storage at Quingdao and Penglai Ports | Fraud litigation
Contingencies
Loss contingency damages sought						$ 285
In Re Citigroup Inc. Securities Litigation | Mortgage-backed securities trustee actions
Contingencies
Aggregate original purchase amount										$ 191
Aggregate original purchase amount of the purchases covered by tolling agreements										$ 500
Fixed Income Shares, Series M | Mortgage-backed securities trustee actions
Contingencies
Number of MBS trusts | trust												24
Number of additional mortgage-based securities trusts | trust												1
Abu Dhabi Investment Authority
Contingencies
Third party equity investment																		7,500
Antitrust Litigation
Contingencies
Payments for legal settlements			$ 400
BELAND v. ROYAL BANK OF CANADA, ET AL. AND STAINES v. ROYAL BANK OF CANADA, ET AL
Contingencies
Litigation settlement for (against), amount | CAD	CAD 21
Interchange Fees Litigation
Contingencies
Litigation settlement for (against), amount							$ (6,050)
Period of collecting interchange fees							8 months
In Re LIBOR-based Financial Instruments Antitrust Litigation
Contingencies
Number of putative classes of plaintiffs | Class										2
Oceanografia Fraud and Related Matters
Contingencies
Loss contingency damages sought		$ 1,100
Number of plaintiffs | plaintiff		39
Parmalat
Contingencies
Number of claims settled | claim								3
Damages awarded					$ 431			$ 431
Parmalat | Milan Court of Appeal | Citibank, N.A.
Contingencies
Loss contingency damages sought | €				€ 1.8
Minimum | Abu Dhabi Investment Authority
Contingencies
Estimate of possible loss																$ 2,000		$ 4,000